Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Trade Accounts Receivable, Net
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2017	December 31, 2016
Trade accounts receivable	1,164	951
Allowance for doubtful accounts	(15)	(12)

Total	1,149	939

There was no bad debt expense in 2017, while in 2016 it was $3 million and in 2015 it was $2 million. In 2017, the Company’s largest customer, Apple represented 10.5% of consolidated net revenues, reported in the ADG, AMS and MDG segments, while no customers represented over 10% of consolidated net revenues in 2016 and 2015.

As at December 31, 2017 and 2016, there were no trade accounts receivable sold without recourse.